UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal

Income Fund

Annual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2014

Eaton Vance

Floating-Rate Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	25

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2013, interest rates remained near historic lows. Highly accommodative monetary policies instituted by central banks around the world continued to put downward pressure on long-term bond yields, driving investors to look for other sources of income. One beneficiary was the municipal market, which continued to perform well into the first month of the period in response to strong investor demand.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail-based and is generally impacted more by the actions of small individual investors than other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income asset classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields. Additional pressure on the municipal market came from the media’s coverage of the City of Detroit’s bankruptcy filing on July 18, 2013 and Puerto Rico’s increasing fiscal challenges.

Selling of municipals abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of QE, but the municipal market continued to experience net outflows through December 2013.

As the new year began, however, municipals turned a corner, with retail investors putting money back into tax-exempt mutual funds, turning flows slightly positive. During the first three months of 2014, municipals rallied back from 2013 lows. Strong demand, driven by modest inflows and reinvestment of principal and coupon payments in the face of seasonally light supply, created a favorable supply-demand imbalance that helped drive up prices. And while the anticipation of the Fed’s tapering of QE had spooked the markets in 2013, the actual tapering in early 2014 had little further effect on bond prices, as investors seemed to have already come to terms with the ending of QE. For the one-year period as a whole, municipal bond prices and rates experienced extreme volatility, but ended not far from where they began.

Fund Performance

For the fiscal year ended March 31, 2014, Eaton Vance Floating-Rate Municipal Income Fund (the Fund) had a total return of -3.33% for Class A shares at net asset value (NAV), underperforming the 0.57% return of the Fund’s benchmark, the Barclays 7 Year Municipal Bond Index2 (the Index).

The Fund’s new strategy as of August 19, 2013, is to invest primarily in municipal floating-rate obligations, in order to seek tax-exempt income. Management believes this strategy could provide a potential hedge against rising short-term municipal interest rates. Management may also employ relative value trading as it seeks to add to Fund performance. In general, municipal floating-rate obligations tend to realize relatively moderate price movement compared with fixed-rate municipal bonds. For that reason, more of the Fund’s returns could generally come from coupon payments rather than changes in NAV.

Prior to August 19, 2013, the Fund was called the Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration7 of between three and nine years. To implement the new floating-rate strategy, most of the Fund’s existing holdings were liquidated in August and September of 2013 and replaced with floating-rate obligations. This time period turned out to be near a cyclical low in the municipal market. As a result, the asset sales effectively locked in losses for the fiscal year, driving the Fund’s underperformance versus the Index during the period. Since full implementation of its new strategy on September 30, 2013, however, the Fund had a total return of 0.74% for Class A shares at NAV, outperforming the 0.44% return of the Barclays 1 Year Municipal Bond Index and underperforming the 2.29% return of the Barclays 7 Year Municipal Bond Index. As noted above, the Fund’s current holdings now consist mainly of floating-rate obligations which management believes tend to exhibit relatively less movement than fixed-rate municipal bonds. Consequently, the Fund did not participate in the rally in municipals during the final months of the one-year period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.74%	–3.33%	3.94%	2.84%
Class A with 2.25% Maximum Sales Charge	—	—	–1.55	–5.51	3.47	2.61
Class I at NAV	08/03/2010	05/29/1992	0.82	–3.17	4.04	2.89
Barclays 1 Year Municipal Bond Index	—	—	0.44%	0.76%	1.34%	2.21%
Barclays 7 Year Municipal Bond Index	—	—	2.29	0.57	4.99	4.44

% Total Annual Operating Expense Ratios[4]					Class A	Class I
Gross					0.86%	0.71%
Net					0.65	0.50

% Distribution Rates/Yields[5]					Class A	Class I
Distribution Rate					0.77%	0.93%
Taxable-Equivalent Distribution Rate					1.36	1.64
SEC 30-day Yield					0.01	0.16
Taxable-Equivalent SEC 30-day Yield					0.02	0.28

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	03/31/2004	$332,570	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 7/31/14. Without the reimbursement, performance would have been lower.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective May 1, 2014, the primary benchmark is Barclays 1 Year Municipal Bond Index. The prior benchmark (Barclays 7 Year Municipal Bond Index) will become the secondary benchmark and remain in disclosure documents until May 1, 2015.

5

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.40	$3.25	**	0.65%
Class I	$1,000.00	$1,008.20	$2.50	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.28	**	0.65%
Class I	$1,000.00	$1,022.40	$2.52	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 100.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.3%
Indiana Bond Bank Special Program Gas Revenue, (Liq: JPMorgan Chase Bank NA), 0.49%, 4/15/17(1)(2)	$2,000	$2,000,000

		$2,000,000

Education — 5.6%
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 0.46%, 11/15/29(3)	$2,000	$2,000,380
Waco Educational Finance Corp., TX, (Baylor University), (SPA: Bank of New York Mellon), 0.20%, 2/1/32(4)	1,450	1,450,000

		$3,450,380

Electric Utilities — 5.6%
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	$1,000	$1,089,570
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	502,370
Oklahoma Municipal Power Authority, 0.86%, 1/1/23(3)	1,845	1,850,313

		$3,442,253

General Obligations — 8.6%
Connecticut, 1.08%, 8/15/20(3)	$2,000	$2,019,600
Connecticut, 1.41%, 3/1/19(3)	1,000	1,022,660
Massachusetts, 0.619%, 11/1/18(3)	250	250,820
New York, NY, 0.64%, 8/1/27(3)	2,000	2,004,980

		$5,298,060

Hospital — 27.5%
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.96%, 8/1/38(3)	$1,500	$1,502,685
Harris County, TX, Cultural Education Facilities Finance Corp., (Memorial Hermann Health System), 0.46%, 6/1/16(3)	2,000	1,998,840
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,070,100
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	286,198
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.254%, 5/15/42(3)(5)	3,000	3,037,050
Massachusetts Development Finance Agency, (Partners Healthcare System), 0.61%, 7/1/38(3)	2,000	1,999,700
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,440,471
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.80%, 12/1/33(3)	2,395	2,386,689

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 0.36%, 1/1/16(3)(5)	$1,615	$1,614,887
Oregon Facilities Authority, (Providence Health and Services), 0.94%, 10/1/20(3)	1,500	1,507,275

		$16,843,895

Insured – Education — 1.8%
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	$1,000	$1,085,990

		$1,085,990

Insured – Escrowed / Prerefunded — 0.8%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$425	$464,351

		$464,351

Insured – General Obligations — 3.4%
Butler County, PA, General Authority, (Hampton Township School District), (AGM), 0.15%, 9/1/27(3)	$1,000	$1,000,000
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,106,290

		$2,106,290

Insured – Hospital — 2.9%
New Jersey Health Care Facilities Financing Authority, (AGC), (Liq: Morgan Stanley Bank), 0.45%, 7/1/38(1)(2)	$1,751	$1,750,725

		$1,750,725

Insured – Housing — 9.3%
Massachusetts Housing Finance Agency, (AGM), (Liq: Morgan Stanley Bank), 0.81%, 7/1/25(1)(2)	$2,061	$2,060,894
New Jersey Housing and Mortgage Finance Agency, (AGM), (AMT), (Liq: Bank of New York Mellon), 0.33%, 5/1/28(4)	2,125	2,125,000
Vermont Housing Finance Agency, (AGM), (AMT), 0.20%, 11/1/35(3)	1,500	1,500,000

		$5,685,894

Insured – Lease Revenue / Certificates of Participation — 3.3%
Kentucky Property and Building Commission, (AGC), (Liq: Citibank NA), 0.31%, 2/1/27(1)(2)	$2,000	$2,000,000

		$2,000,000

Insured – Student Loan — 3.8%
Massachusetts Educational Financing Authority, (AGC), (Liq: Citibank NA), 0.31%, 7/1/22(1)(2)	$2,330	$2,330,000

		$2,330,000

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 3.2%
New Jersey Economic Development Authority, (School Facilities Construction), 1.61%, 9/1/27(3)	$2,000	$1,970,680

		$1,970,680

Other Revenue — 6.5%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.33%, 4/1/38(3)(6)	$2,000	$1,999,580
Invesco Van Kampen, PA, (AMT), (Liq: Royal Bank of Canada), 0.26%, 10/1/14(1)(2)	2,000	2,000,000

		$3,999,580

Senior Living / Life Care — 0.6%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(7)	$590	$365,782

		$365,782

Special Tax Revenue — 4.8%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$55	$55,530
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	35	34,958
Louisiana, Gasoline and Fuels Tax Revenue, 0.578%, 5/1/43(3)	2,500	2,499,375
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	20,034
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	25,769
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	39,089
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	23,843
North Springs Improvement District, FL, (Heron Bay North Assessment Area), 5.00%, 5/1/14	80	80,033
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	100,203
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(8)	20	4,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	100	64,070

		$2,946,904

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.6%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16(5)	$1,500	$1,626,690

		$1,626,690

Transportation — 6.5%
Metropolitan Transportation Authority, NY, 0.934%, 11/1/17(3)	$1,500	$1,511,265
Pennsylvania Turnpike Commission, 1.33%, 12/1/20(3)	2,450	2,484,055

		$3,995,320

Total Tax-Exempt Investments — 100.1% (identified cost $60,870,576)		$61,362,794

Other Assets, Less Liabilities — (0.1)%		$(83,845)

Net Assets — 100.0%		$61,278,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
Liq	–	Liquidity Provider
SPA	–	Standby Bond Purchase Agreement

At March 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Massachusetts	13.2%
New Jersey	12.2%
Pennsylvania	10.7%
Texas	10.7%
Others, representing less than 10% individually	53.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 25.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 11.7% to 13.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $12,141,619 or 19.8% of the Fund’s net assets.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

(2)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2014.

(3)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2014.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2014.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	When-issued security.

(7)	Security is in default and making only partial interest payments.

(8)	Defaulted matured bond.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Statement of Assets and Liabilities

Assets	March 31, 2014
Investments, at value (identified cost, $60,870,576)	$61,362,794
Cash	1,223,082
Interest receivable	173,947
Receivable for investments sold	15,000
Receivable for Fund shares sold	754,123
Receivable from affiliate	2,777
Total assets	$63,531,723

Liabilities
Payable for when-issued securities	$2,000,000
Payable for Fund shares redeemed	174,737
Distributions payable	1,027
Payable to affiliates:
Investment adviser fee	17,271
Distribution and service fees	6,991
Accrued expenses	52,748
Total liabilities	$2,252,774
Net Assets	$61,278,949

Sources of Net Assets
Paid-in capital	$60,070,059
Accumulated net realized gain	726,199
Accumulated distributions in excess of net investment income	(9,527)
Net unrealized appreciation	492,218
Net Assets	$61,278,949

Class A Shares
Net Assets	$55,712,690
Shares Outstanding	5,625,445
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.90
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.13

Class I Shares
Net Assets	$5,566,259
Shares Outstanding	561,665
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.91

On sales of $100,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Statement of Operations

Investment Income	Year Ended March 31, 2014
Interest	$1,611,285
Total investment income	$1,611,285

Expenses
Investment adviser fee	$243,927
Distribution and service fees
Class A	75,574
Class C	90,271
Trustees’ fees and expenses	3,093
Custodian fee	37,330
Transfer and dividend disbursing agent fees	20,049
Legal and accounting services	44,046
Printing and postage	21,431
Registration fees	50,390
Miscellaneous	22,505
Total expenses	$608,616
Deduct —
Reduction of custodian fee	$611
Allocation of expenses to affiliate	68,616
Total expense reductions	$69,227

Net expenses	$539,389

Net investment income	$1,071,896

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,074,757
Financial futures contracts	387,185
Net realized gain	$2,461,942
Change in unrealized appreciation (depreciation) —
Investments	$(6,086,383)
Financial futures contracts	98,984
Net change in unrealized appreciation (depreciation)	$(5,987,399)

Net realized and unrealized loss	$(3,525,457)

Net decrease in net assets from operations	$(2,453,561)

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$1,071,896	$1,953,020
Net realized gain from investment transactions and financial futures contracts	2,461,942	769,526
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,987,399)	98,514
Net increase (decrease) in net assets from operations	$(2,453,561)	$2,821,060
Distributions to shareholders —
From net investment income
Class A	$(854,284)	$(1,467,138)
Class B	—	(10,864)
Class C	(159,582)	(373,473)
Class I	(80,977)	(53,308)
Total distributions to shareholders	$(1,094,843)	$(1,904,783)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,345,992	$12,804,333
Class B	—	64,923
Class C	1,857,907	3,798,225
Class I	5,852,032	4,055,811
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	786,690	1,167,888
Class B	—	6,825
Class C	135,885	272,051
Class I	57,229	47,632
Cost of shares redeemed
Class A	(22,656,049)	(13,015,679)
Class B	—	(145,172)
Class C	(4,596,145)	(2,527,593)
Class I	(4,271,466)	(974,371)
Net asset value of shares exchanged
Class A	—	82,607
Class B	—	(82,607)
Net asset value of shares merged*
Class A	14,159,721	451,630
Class B	—	(451,630)
Class C	(14,159,721)	—
Net increase (decrease) in net assets from Fund share transactions	$(7,487,925)	$5,554,873

Net increase (decrease) in net assets	$(11,036,329)	$6,471,150

Net Assets
At beginning of year	$72,315,278	$65,844,128
At end of year	$61,278,949	$72,315,278

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(9,527)	$(67,566)

*	At the close of business on November 8, 2013, Class C shares were merged into Class A shares.

At the close of business on February 22, 2013, Class B shares were merged into Class A shares.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Financial Highlights

	Class A
	Year Ended March 31,
	2014		2013	2012	2011	2010
Net asset value — Beginning of year	$10.420		$10.270	$9.730	$9.940	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.314	$0.341	$0.342	$0.343
Net realized and unrealized gain (loss)	(0.511)		0.144	0.535	(0.213)	0.462

Total income (loss) from operations	$(0.345)		$0.458	$0.876	$0.129	$0.805

Less Distributions
From net investment income	$(0.175)		$(0.308)	$(0.336)	$(0.339)	$(0.335)

Total distributions	$(0.175)		$(0.308)	$(0.336)	$(0.339)	$(0.335)

Net asset value — End of year	$9.900		$10.420	$10.270	$9.730	$9.940

Total Return(2)	(3.33)%		4.49%	9.13%	1.25%	8.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,713		$50,528	$48,354	$50,692	$56,413
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.72	%(4)	0.86%	0.89%	0.87%	0.91%
Net investment income	1.66%		3.01%	3.37%	3.41%	3.47%
Portfolio Turnover	115%		32%	12%	11%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the year ended March 31, 2014). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Financial Highlights — continued

	Class I
	Year Ended March 31,				Period Ended March 31, 2011(1)
	2014		2013	2012
Net asset value — Beginning of period	$10.430		$10.270	$9.730	$10.160

Income (Loss) From Operations
Net investment income	$0.183	(2)	$0.323 (2)	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	(0.512)		0.161	0.540	(0.430)

Total income (loss) from operations	$(0.329)		$0.484	$0.891	$(0.195)

Less Distributions
From net investment income	$(0.191)		$(0.324)	$(0.351)	$(0.235)

Total distributions	$(0.191)		$(0.324)	$(0.351)	$(0.235)

Net asset value — End of period	$9.910		$10.430	$10.270	$9.730

Total Return(3)	(3.17)%		4.74%	9.29%	(2.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,566		$4,148	$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.57	%(7)	0.71%	0.73%	0.72	%(6)
Net investment income	1.82%		3.09%	3.44%	3.76	%(6)
Portfolio Turnover	115%		32%	12%	11	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.11% of average daily net assets for the year ended March 31, 2014). Absent this reimbursement, total return would be lower.

(8)	For the Fund’s year ended March 31, 2011.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (formerly, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund) (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. Effective August 19, 2013, the Fund’s investment objective changed to eliminate limited principal fluctuation from the objective. Also on that date, the Fund added a principal investment strategy to invest at least 80% of its total assets in municipal floating-rate obligations and fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate of interest. Also on that date, the Fund’s restriction on investing in obligations the income of which is subject to federal alternative minimum tax (AMT) was eliminated. As of March 31, 2014, the Fund offered two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B and Class C shares. The offering of Class C shares was discontinued effective at the close of business on October 11, 2013 and Class C shares were merged into Class A shares at the close of business on November 8, 2013. The offering of Class B shares was discontinued during the year ended March 31, 2013 and Class B shares were merged into Class A shares at the close of business on February 22, 2013. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

During the year ended March 31, 2014, a capital loss carryforward of $1,858,743 was utilized to offset net realized gains by the Fund.

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2014 and March 31, 2013 was as follows:

	Year Ended March 31,
	2014	2013

Distributions declared from:
Tax-exempt income	$1,062,129	$1,903,606
Ordinary income	$32,714	$1,177

During the year ended March 31, 2014, accumulated net realized gain was decreased by $20,289, accumulated distributions in excess of net investment income was decreased by $80,986 and paid-in capital was decreased by $60,697 due to differences between book and tax accounting, primarily for accretion of market discount and tax treatment of distributions in excess of net tax-exempt income. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

As of March 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$689,393
Net unrealized appreciation	$520,524
Other temporary differences	$(1,027)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to defaulted bond interest, accretion of market discount, wash sales, expenditures on defaulted bonds and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2014, the investment adviser fee amounted to $243,927 or 0.38% of the Fund’s average daily net assets. Effective August 1, 2013, BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65%, 1.40% and 0.50% of the Fund’s average daily net assets for Class A, Class C (through the close of business on November 8, 2013 when Class C shares were merged into Class A shares) and Class I, respectively. This agreement may be changed or terminated after July 31, 2014. Pursuant to this agreement, BMR was allocated $68,616 of the Fund’s operating expenses for the year ended March 31, 2014.

EVM serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2014, EVM earned $857 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,433 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2014 amounted to $75,574 for Class A shares.

The Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan (prior to the close of business on November 8, 2013), the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2014, the Fund paid or accrued to EVD $75,226 for Class C shares.

17

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

Pursuant to the Class C Plan (prior to the close of business on November 8, 2013), the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2014 amounted to $15,045 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally was imposed on redemptions of Class C shares (prior to the close of business on November 8, 2013) made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2014, the Fund was informed that EVD received approximately $19,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $73,349,070 and $80,733,811, respectively, for the year ended March 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2014	2013

Sales	1,534,277	1,223,427
Issued to shareholders electing to receive payments of distributions in Fund shares	77,831	112,080
Redemptions	(2,267,115)	(1,248,139)
Exchange from Class B shares	—	7,988
Merger from Class B shares	—	43,217
Merger from Class C shares	1,431,707	—

Net increase	776,700	138,573

Class B		Year Ended March 31, 2013(1)

Sales		6,223
Issued to shareholders electing to receive payments of distributions in Fund shares		655
Redemptions		(13,913)
Exchange to Class A shares		(7,980)
Merger to Class A shares		(43,196)

Net decrease		(58,211)

18

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

	Year Ended March 31,
Class C	2014(2)	2013

Sales	195,577	384,231
Issued to shareholders electing to receive payments of distributions in Fund shares	14,126	27,636
Redemptions	(486,015)	(256,159)
Merger to Class A shares	(1,515,706)	—

Net increase (decrease)	(1,792,018)	155,708

	Year Ended March 31,
Class I	2014	2013

Sales	586,463	386,237
Issued to shareholders electing to receive payments of distributions in Fund shares	5,672	4,564
Redemptions	(428,196)	(92,927)

Net increase	163,939	297,874

(1)	At the close of business on February 22, 2013, the Fund’s Class B shares were merged into Class A shares.

(2)	At the close of business on November 8, 2013, the Fund’s Class C shares were merged into Class A shares.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,842,270

Gross unrealized appreciation	$821,816
Gross unrealized depreciation	(301,292)

Net unrealized appreciation	$520,524

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2014.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At March 31, 2014, there were no obligations outstanding under these financial instruments.

19

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. Prior to the change in investment strategy as described in Note 1, the Fund purchased and sold U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2014 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$387,185	(1)	$98,984	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended March 31, 2014, which is indicative of the volume of this derivative type, was approximately $3,131,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,362,794	$—	$61,362,794

Total Investments	$—	$61,362,794	$—	$61,362,794

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

12  Name Change

Effective August 19, 2013, the name of Eaton Vance Floating-Rate Municipal Income Fund was changed from Eaton Vance AMT-Free Limited Maturity Municipal Income Fund.

20

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Floating-Rate Municipal Income Fund (formerly Eaton Vance AMT-Free Limited Maturity Municipal Income Fund):

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Municipal Income Fund (formerly Eaton Vance AMT-Free Limited Maturity Municipal Income Fund) (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating-Rate Municipal Income Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

21

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2014, the Fund designates 97.01% of distributions from net investment income as an exempt-interest dividend.

22

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Management and Organization

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

23

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727 3.31.14

Eaton Vance

National Limited Maturity Municipal Income Fund

Annual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2014

Eaton Vance

National Limited Maturity Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Management and Organization	30

Important Notices	32

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2013, interest rates remained near historic lows. Highly accommodative monetary policies instituted by central banks around the world continued to put downward pressure on long-term bond yields, driving investors to look for other sources of income. One beneficiary was the municipal market, which continued to perform well into the first month of the period in response to strong investor demand.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail-based and is generally impacted more by the actions of small individual investors than other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income asset classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields. Additional pressure on the municipal market came from the media’s coverage of the City of Detroit’s bankruptcy filing on July 18, 2013 and Puerto Rico’s increasing fiscal challenges.

Selling of municipals abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of QE, but the municipal market continued to experience net outflows through December 2013.

As the new year began, however, municipals turned a corner, with retail investors putting money back into tax-exempt mutual funds, turning flows slightly positive. During the first three months of 2014, municipals rallied back from 2013 lows. Strong demand, driven by modest inflows and reinvestment of principal and coupon payments in the face of seasonally light supply, created a favorable supply-demand imbalance that helped drive up prices. And while the anticipation of the Fed’s tapering of QE had spooked the markets in 2013, the actual tapering in early 2014 had little further effect on bond prices, as investors seemed to have already come to terms with the ending of QE. For the one-year period as a whole, municipal bond prices and rates experienced extreme volatility, but ended not far from where they began.

Fund Performance

For the fiscal year ended March 31, 2014, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) had a total return of -0.39% for Class A shares at net asset value (NAV), underperforming the 0.57% return of the Fund’s benchmark, the Barclays 7 Year Municipal Bond Index2 (the Index).

The Fund’s overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Fund seeks to maintain a dollar-weighted average portfolio duration7 between three and nine years to attempt to capture potentially more attractive yields compared with shorter-maturity bonds, but seeks to avoid the potentially higher interest-rate risk and volatility of longer-duration bonds.

While the Index includes only bonds with maturities of six to eight years, the Fund may invest in individual municipal obligations of any maturity and own some longer-maturity bonds in order to capture their potentially higher yields and greater tax-exempt income8. The Fund hedges to various degrees against the greater potential risk of volatility in the area of the yield curve beyond eight years by shorting Treasury futures in seeking to provide some downside protection.

For the 12-month period, the Fund’s strategy of overweighting longer-maturity bonds, relative to the Index, detracted from the Fund’s performance versus the Index during a period when longer-maturity bonds underperformed shorter-maturity issues.

In contrast, an overweight in pre-refunded bonds and an overweight and security selection in the health care sector aided the Fund’s performance versus the Index during the one-year period.

The Fund’s hedging strategy also contributed modestly to relative Fund performance versus the Index. Hedging interest-rate volatility through the use of Treasury futures, a risk management strategy, is intended to moderate performance and volatility on both the upside and the downside. So in a period when the municipal and Treasury markets delivered weak performance, the Fund’s hedge mitigated a portion of the Fund’s negative performance versus the Index and, as intended, reduced the Fund’s volatility during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	–0.39%	5.43%	3.48%
Class A with 2.25% Maximum Sales Charge	—	—	–2.64	4.96	3.24
Class B at NAV	05/22/1992	05/22/1992	–1.23	4.64	2.69
Class B with 3% Maximum Sales Charge	—	—	–4.11	4.64	2.69
Class C at NAV	12/08/1993	05/22/1992	–1.17	4.64	2.70
Class C with 1% Maximum Sales Charge	—	—	–2.13	4.64	2.70
Class I at NAV	10/01/2009	05/22/1992	–0.24	5.54	3.53
Barclays 7 Year Municipal Bond Index	—	—	0.57%	4.99%	4.44%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.66%	1.41%	1.41%	0.51%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.33%	2.57%	2.57%	3.49%
Taxable-Equivalent Distribution Rate		5.88	4.54	4.54	6.17
SEC 30-day Yield		1.72	1.02	1.01	1.91
Taxable-Equivalent SEC 30-day Yield		3.04	1.80	1.78	3.37

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	03/31/2004	$13,042	N.A.
Class C	$10,000	03/31/2004	$13,051	N.A.
Class I	$250,000	03/31/2004	$353,830	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

[8]	A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 3, 2014, the Fund is managed by Adam A. Weigold, CFA.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.40	$3.49	0.69%
Class B	$1,000.00	$1,022.60	$7.31	1.45%
Class C	$1,000.00	$1,023.20	$7.31	1.45%
Class I	$1,000.00	$1,027.20	$2.73	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.48	0.69%
Class B	$1,000.00	$1,017.70	$7.29	1.45%
Class C	$1,000.00	$1,017.70	$7.29	1.45%
Class I	$1,000.00	$1,022.20	$2.72	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.3%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$160	$153,899
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,277,158
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,602,850
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,755,437
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	450	457,767
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	336,003
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,069,965
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,071,100

		$17,724,179

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$175	$178,446

		$178,446

Education — 3.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$551,725
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	542,895
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,109,660
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,868,243
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,855,872
Ohio State University, General Receipts, 5.00%, 12/1/23	225	257,897
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,135,920
University of California, 5.00%, 5/15/21	500	570,550
University of Illinois, 0.00%, 4/1/15	1,700	1,689,188
University of Illinois, 0.00%, 4/1/16	1,000	977,130
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,366,836
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	735,926
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	615,555

		$16,277,397

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 8.1%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,766,492
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,404,483
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,204,640
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,510,900
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,340,260
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,528,805
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,861,620
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,509,975
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	779,128
Ohio Air Quality Development Authority, (First Energy), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,094,350
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,556,926
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,353,740

		$42,911,319

Escrowed / Prerefunded — 4.7%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$115	$117,349
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	783,571
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	280	292,435
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,891,584
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,630	2,957,514
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	352,681
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,524,867
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,306,960
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	29,319
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	2,965	3,209,553
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,590,575

		$25,056,408

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 11.1%
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,100	$1,341,076
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	732,596
California, 5.00%, 12/1/21	6,000	7,128,600
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,151,410
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,190,940
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,710,132
Hamilton, OH, School District, 6.15%, 12/1/15	500	548,465
Howell, MI, Public Schools, 4.00%, 5/1/19	500	554,960
Howell, MI, Public Schools, 4.00%, 5/1/20	300	331,044
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,283,667
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	510,198
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,032,279
Madison, AL, 4.00%, 4/1/24	850	900,771
Maryland State and Local Facilities, 5.00%, 8/1/18	7,500	8,554,350
Massachusetts, 5.00%, 8/1/23	7,500	9,035,850
Michigan, 6.00%, 11/1/22	2,985	3,448,630
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,275,401
New York, NY, 5.00%, 8/1/24	2,000	2,337,440
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,405,387
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	13,860	10,623,551

		$59,096,747

Health Care-Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$86	$85,830

		$85,830

Hospital — 9.5%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$4,420	$4,668,095
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	571,780
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	584,790
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	6,789,660
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,030,550
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,454,663
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	510,264

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	$1,205	$1,342,141
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,056,602
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,122,923
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	2,872,387
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,072,980
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,790,178
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,398,575
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,127,670
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,605	1,706,741
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,699,200
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,524,650
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,015,814
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,061,296
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,142,050
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,050,894
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,103,660
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	287,873
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,910,493
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,338,461

		$50,234,390

Housing — 0.1%
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	$590	$554,081
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	95	56,998

		$611,079

Industrial Development Revenue — 4.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$6,925,380

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$925	$925,213
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,440,768
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	511,450
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,395	668,163
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,985,252
Richland County, SC, Environmental Improvement, (International Paper Co.), (AMT), 3.875%, 4/1/23(4)	6,000	6,056,820
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,472,331

		$22,985,377

Insured – Education — 2.0%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$370,643
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	597,570
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,091,020
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,265,266
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,065,361

		$10,389,860

Insured – Electric Utilities — 1.3%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$65	$65,618
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	3,000	3,252,690
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,304,753
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	564,830
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	583,506
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	464,710
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	914,240

		$7,150,347

Insured – Escrowed / Prerefunded — 2.8%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,981

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	$5,000	$5,148,500
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,203,990
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	383,740
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,769,505
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	4,145,902

		$15,095,618

Insured – General Obligations — 10.5%
Boston, MA, (NPFG), 0.125%, 3/1/22(5)	$8,000	$6,370,880
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	114,368
Hilliard, OH, School District, (NPFG), 0.00%, 12/1/14	1,000	998,510
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,149,683
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,191,060
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,265,167
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	753,725
Livonia Public Schools School District, (BAM), 5.00%, 5/1/22	1,675	1,877,055
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	8,051,925
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,330,851
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,482,668
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,225	3,363,030
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,379,350
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,349,150
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	500	500,410
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,892,700
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,535,938

		$55,606,470

Insured – Hospital — 0.3%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$1,815	$1,458,988

		$1,458,988

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.2%
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	$1,000	$1,059,660
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,376,250

		$6,435,910

Insured – Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$160	$193,046

		$193,046

Insured – Special Tax Revenue — 3.4%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$315	$328,249
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	5,876,350
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,123,790
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,087,500
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	201,080
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	569,765

		$18,186,734

Insured – Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,685	$2,914,057

		$2,914,057

Insured – Transportation — 4.1%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,180,630
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,115,850
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,702,931
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,953,500
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,179,329
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	2,043,282
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	732,744
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	773,962

		$21,682,228

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.1%
Detroit, MI, Water Supply System Revenue, (NPFG), 5.00%, 7/1/26	$1,000	$981,080
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,612,313
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,162,259

		$5,755,652

Lease Revenue / Certificates of Participation — 3.0%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$604,495
California State Public Works Board, 5.00%, 11/1/26	2,725	3,073,391
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	5,842,044
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,455,555
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,119,856
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,860,247

		$15,955,588

Other Revenue — 2.4%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,200	$904,272
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	3,775,005
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	420	403,011
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	302,871
Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,825	1,922,419
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,599,387

		$12,906,965

Senior Living / Life Care — 1.9%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,125	$1,160,606
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,880,861
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	197	197,059
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,500	1,500,780
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,540	1,546,283
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	350	360,976

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$310	$330,383
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	495	306,885
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,492
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,240,045

		$9,984,370

Special Tax Revenue — 6.1%
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$136	$121,128
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	145	146,398
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,257,840
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	130	129,845
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	884,520
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,217,170
Michigan Trunk Line, 5.00%, 11/15/23	600	690,804
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,244,705
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,213,920
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,650,915
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(3)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	150	120,201
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	169,645
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	215	210,103
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	164,253
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,540,840
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,734,000
North Springs Improvement District, FL, (Heron Bay North Assessment Area), 5.00%, 5/1/14	455	455,186
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,030	6,730,686
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	920	921,868
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	373,404
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	327,692

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	$360	$374,692
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,120,900
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(3)	275	55,000
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(3)	300	192,210
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,139,063

		$32,186,988

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,098,380

		$1,098,380

Transportation — 11.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$572,570
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,439,020
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,490,762
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,056,428
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	407,781
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	572,090
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,814,000
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,812,600
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,596,200
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,712,040
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,794,750
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,087,150
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	958,770
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	1,000	1,158,130
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,176,340
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,376,180
Virginia Transportation Board, 4.00%, 3/15/25	4,645	4,984,782

		$61,009,593

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.9%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,500	$1,467,255
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,592,821
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,815,444
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,073,320
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,186,720

		$10,135,560

Total Tax-Exempt Investments — 98.5% (identified cost $490,878,976)		$523,307,526

Other Assets, Less Liabilities — 1.5%		$8,138,917

Net Assets — 100.0%		$531,446,443

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2014, the concentration of the Fund’s investment in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 27.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 14.7% of total investments.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $11,936,722 or 2.2% of the Fund’s net assets.

(3)	Defaulted matured bond.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security is in default and making only partial interest payments.

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Statement of Assets and Liabilities

Assets	March 31, 2014
Investments, at value (identified cost, $490,878,976)	$523,307,526
Cash	7,648,371
Restricted cash*	214,000
Interest receivable	6,247,898
Receivable for investments sold	1,300,381
Receivable for Fund shares sold	1,072,829
Receivable for variation margin on open financial futures contracts	20,000
Total assets	$539,811,005

Liabilities
Payable for when-issued securities	$6,000,000
Payable for Fund shares redeemed	1,494,485
Distributions payable	441,102
Payable to affiliates:
Investment adviser fee	187,868
Distribution and service fees	126,702
Accrued expenses	114,405
Total liabilities	$8,364,562
Net Assets	$531,446,443

Sources of Net Assets
Paid-in capital	$548,442,277
Accumulated net realized loss	(49,347,506)
Accumulated undistributed net investment income	36,239
Net unrealized appreciation	32,315,433
Net Assets	$531,446,443

Class A Shares
Net Assets	$282,611,869
Shares Outstanding	28,264,948
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.00
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.23

Class B Shares
Net Assets	$2,360,246
Shares Outstanding	235,945
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.00

Class C Shares
Net Assets	$115,090,738
Shares Outstanding	12,270,819
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.38

Class I Shares
Net Assets	$131,383,590
Shares Outstanding	13,135,513
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.00

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker as collateral for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Statement of Operations

Investment Income	Year Ended March 31, 2014
Interest	$23,519,365
Total investment income	$23,519,365

Expenses
Investment adviser fee	$2,436,860
Distribution and service fees
Class A	455,981
Class B	25,835
Class C	1,143,084
Trustees’ fees and expenses	24,467
Custodian fee	161,975
Transfer and dividend disbursing agent fees	190,884
Legal and accounting services	75,535
Printing and postage	42,478
Registration fees	116,872
Miscellaneous	66,013
Total expenses	$4,739,984
Deduct —
Reduction of custodian fee	$2,488
Total expense reductions	$2,488

Net expenses	$4,737,496

Net investment income	$18,781,869

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,775,011
Financial futures contracts	1,642,421
Net realized gain	$4,417,432
Change in unrealized appreciation (depreciation) —
Investments	$(34,572,133)
Financial futures contracts	108,211
Net change in unrealized appreciation (depreciation)	$(34,463,922)

Net realized and unrealized loss	$(30,046,490)

Net decrease in net assets from operations	$(11,264,621)

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$18,781,869	$22,683,499
Net realized gain (loss) from investment transactions and financial futures contracts	4,417,432	(1,715,625)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(34,463,922)	12,759,928
Net increase (decrease) in net assets from operations	$(11,264,621)	$33,727,802
Distributions to shareholders —
From net investment income
Class A	$(10,144,055)	$(11,205,764)
Class B	(74,034)	(104,864)
Class C	(3,283,695)	(3,576,017)
Class I	(5,260,314)	(7,812,800)
Total distributions to shareholders	$(18,762,098)	$(22,699,445)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$77,152,234	$57,305,213
Class B	370,266	559,106
Class C	18,991,466	25,771,457
Class I	106,483,024	89,893,077
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,696,162	9,212,547
Class B	63,987	83,465
Class C	2,473,878	2,465,525
Class I	1,458,004	1,287,302
Cost of shares redeemed
Class A	(135,124,917)	(80,621,983)
Class B	(639,576)	(915,365)
Class C	(45,792,208)	(24,389,210)
Class I	(193,266,107)	(96,381,681)
Net asset value of shares exchanged
Class A	863,477	1,018,124
Class B	(863,477)	(1,018,124)
Net decrease in net assets from Fund share transactions	$(159,133,787)	$(15,730,547)

Net decrease in net assets	$(189,160,506)	$(4,702,190)

Net Assets
At beginning of year	$720,606,949	$725,309,139
At end of year	$531,446,443	$720,606,949

Accumulated undistributed net investment income included in net assets
At end of year	$36,239	$35,110

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Financial Highlights

	Class A
	Year Ended March 31,
	2014	2013	2012		2011	2010
Net asset value — Beginning of year	$10.380	$10.230	$9.750		$10.010	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.335	$0.336	$0.364		$0.382	$0.398
Net realized and unrealized gain (loss)	(0.381)	0.152	0.482		(0.263)	0.804

Total income (loss) from operations	$(0.046)	$0.488	$0.846		$0.119	$1.202

Less Distributions
From net investment income	$(0.334)	$(0.338)	$(0.366)		$(0.379)	$(0.392)

Total distributions	$(0.334)	$(0.338)	$(0.366)		$(0.379)	$(0.392)

Net asset value — End of year	$10.000	$10.380	$10.230		$9.750	$10.010

Total Return(2)	(0.39)%	4.88%	8.69%		1.17%	13.22%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$282,612	$343,994	$351,754		$339,380	$410,009
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.68%	0.66%	0.68%		0.69%	0.71%
Interest and fee expense(3)	—	—	0.00	%(4)	0.01%	0.01%
Total expenses before custodian fee reduction	0.68%	0.66%	0.68%		0.70%	0.72%
Expenses after custodian fee reduction excluding interest and fees	0.68%	0.66%	0.68%		0.69%	0.71%
Net investment income	3.34%	3.22%	3.61%		3.82%	4.05%
Portfolio Turnover	18%	14%	16%		21%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Amount is less than 0.005%.

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Financial Highlights — continued

	Class B
	Year Ended March 31,
	2014	2013	2012		2011	2010
Net asset value — Beginning of year	$10.390	$10.230	$9.760		$10.020	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.259	$0.258	$0.289		$0.307	$0.324
Net realized and unrealized gain (loss)	(0.390)	0.162	0.471		(0.263)	0.815

Total income (loss) from operations	$(0.131)	$0.420	$0.760		$0.044	$1.139

Less Distributions
From net investment income	$(0.259)	$(0.260)	$(0.290)		$(0.304)	$(0.319)

Total distributions	$(0.259)	$(0.260)	$(0.290)		$(0.304)	$(0.319)

Net asset value — End of year	$10.000	$10.390	$10.230		$9.760	$10.020

Total Return(2)	(1.23)%	4.10%	7.88%		0.42%	12.50%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,360	$3,553	$4,768		$4,955	$6,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.43%	1.41%	1.43%		1.44%	1.46%
Interest and fee expense(3)	—	—	0.00	%(4)	0.01%	0.01%
Total expenses before custodian fee reduction	1.43%	1.41%	1.43%		1.45%	1.47%
Expenses after custodian fee reduction excluding interest and fees	1.43%	1.41%	1.43%		1.44%	1.46%
Net investment income	2.59%	2.48%	2.86%		3.06%	3.29%
Portfolio Turnover	18%	14%	16%		21%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Amount is less than 0.005%.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Financial Highlights — continued

	Class C
	Year Ended March 31,
	2014	2013	2012		2011	2010
Net asset value — Beginning of year	$9.740	$9.590	$9.150		$9.390	$8.630

Income (Loss) From Operations
Net investment income(1)	$0.244	$0.241	$0.271		$0.287	$0.303
Net realized and unrealized gain (loss)	(0.361)	0.152	0.441		(0.242)	0.756

Total income (loss) from operations	$(0.117)	$0.393	$0.712		$0.045	$1.059

Less Distributions
From net investment income	$(0.243)	$(0.243)	$(0.272)		$(0.285)	$(0.299)

Total distributions	$(0.243)	$(0.243)	$(0.272)		$(0.285)	$(0.299)

Net asset value — End of year	$9.380	$9.740	$9.590		$9.150	$9.390

Total Return(2)	(1.17)%	4.10%	7.87%		0.46%	12.39%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,091	$144,911	$138,971		$133,071	$143,883
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.43%	1.41%	1.43%		1.44%	1.46%
Interest and fee expense(3)	—	—	0.00	%(4)	0.01%	0.01%
Total expenses before custodian fee reduction	1.43%	1.41%	1.43%		1.45%	1.47%
Expenses after custodian fee reduction excluding interest and fees	1.43%	1.41%	1.43%		1.44%	1.46%
Net investment income	2.59%	2.47%	2.86%		3.06%	3.28%
Portfolio Turnover	18%	14%	16%		21%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Amount is less than 0.005%.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Financial Highlights — continued

	Class I
	Year Ended March 31,					Period Ended March 31, 2010(1)
	2014	2013	2012		2011
Net asset value — Beginning of period	$10.380	$10.230	$9.760		$10.010	$10.180

Income (Loss) From Operations
Net investment income(2)	$0.347	$0.351	$0.378		$0.395	$0.206
Net realized and unrealized gain (loss)	(0.377)	0.152	0.473		(0.251)	(0.190)

Total income (loss) from operations	$(0.030)	$0.503	$0.851		$0.144	$0.016

Less Distributions
From net investment income	$(0.350)	$(0.353)	$(0.381)		$(0.394)	$(0.186)

Total distributions	$(0.350)	$(0.353)	$(0.381)		$(0.394)	$(0.186)

Net asset value — End of period	$10.000	$10.380	$10.230		$9.760	$10.010

Total Return(3)	(0.24)%	5.04%	8.74%		1.43%	0.17	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,384	$228,148	$229,815		$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.51%	0.53%		0.54%	0.58	%(5)
Interest and fee expense(6)	—	—	0.00	%(7)	0.01%	0.01	%(5)
Total expenses before custodian fee reduction	0.53%	0.51%	0.53%		0.55%	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.53%	0.51%	0.53%		0.54%	0.58	%(5)
Net investment income	3.45%	3.37%	3.75%		3.95%	4.11	%(5)
Portfolio Turnover	18%	14%	16%		21%	14	%(8)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	For the Fund’s year ended March 31, 2010.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $39,307,036 and deferred capital losses of $10,372,957 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on March 31, 2015 ($935,617), March 31, 2016 ($7,092,688), March 31, 2017 ($12,241,519), March 31, 2018 ($12,564,070) and March 31, 2019 ($6,473,142) and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. Of the deferred capital losses at March 31, 2014, $10,042,517 are short-term and $330,440 are long term.

Included in the amounts above is a capital loss carryforward of $3,478,795 as a result of reorganizations. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

20

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2014. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2014, the Fund had no Floating Rate Notes outstanding. For the year ended March 31, 2014, the Fund had no transactions in residual interest bonds.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of March 31, 2014.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund

21

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Fund. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2014 and March 31, 2013 was as follows:

	Year Ended March 31,
	2014	2013

Distributions declared from:
Tax-exempt income	$18,746,806	$22,582,481
Ordinary income	$15,292	$116,964

During the year ended March 31, 2014, accumulated net realized loss was decreased by $232,637, accumulated undistributed net investment income was decreased by $18,642 and paid-in capital was decreased by $213,995 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount and expenditures on defaulted bonds. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

22

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

As of March 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$533,841
Capital loss carryforward and deferred capital losses	$(49,679,993)
Net unrealized appreciation	$32,591,420
Other temporary differences	$(441,102)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, expenditures on defaulted bonds, defaulted bond interest and accretion of market discount.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2014, the investment adviser fee amounted to $2,436,860 or 0.42% of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2014, EVM earned $6,278 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. EVM serves as administrator of the Fund, but receives no compensation. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,782 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2014 amounted to $455,981 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2014, the Fund paid or accrued to EVD $21,529 and $952,570 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the

23

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2014 amounted to $4,306 and $190,514 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended March 31, 2014, the Fund was informed that EVD received approximately $6,000, $2,000 and $12,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $101,182,745 and $259,923,197, respectively, for the year ended March 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2014	2013

Sales	7,732,705	5,493,353
Issued to shareholders electing to receive payments of distributions in Fund shares	868,075	885,889
Redemptions	(13,555,686)	(7,742,491)
Exchange from Class B shares	86,167	97,696

Net decrease	(4,868,739)	(1,265,553)

	Year Ended March 31,
Class B	2014	2013

Sales	37,300	53,662
Issued to shareholders electing to receive payments of distributions in Fund shares	6,385	8,023
Redemptions	(63,737)	(88,009)
Exchange to Class A shares	(86,102)	(97,616)

Net decrease	(106,154)	(123,940)

24

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

	Year Ended March 31,
Class C	2014	2013

Sales	2,024,571	2,636,087
Issued to shareholders electing to receive payments of distributions in Fund shares	263,351	252,753
Redemptions	(4,896,789)	(2,497,136)

Net increase (decrease)	(2,608,867)	391,704

	Year Ended March 31,
Class I	2014	2013

Sales	10,657,058	8,630,482
Issued to shareholders electing to receive payments of distributions in Fund shares	145,534	123,753
Redemptions	(19,643,359)	(9,252,363)

Net decrease	(8,840,767)	(498,128)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$490,716,106

Gross unrealized appreciation	$35,992,156
Gross unrealized depreciation	(3,400,736)

Net unrealized appreciation	$32,591,420

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2014.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/14	20 U.S. 10-Year Treasury Note	Short	$(2,478,400)	$(2,470,000)	$8,400
6/14	60 U.S. Long Treasury Bond	Short	(7,871,608)	(7,993,125)	(121,517)

					$(113,117)

At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2014 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Futures Contracts	$8,400	(1)	$(121,517	)(1)

Total	$8,400		$(121,517)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2014 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$1,642,421	(1)	$108,211	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended March 31, 2014, which is indicative of the volume of this derivative type, was approximately $15,046,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$523,307,526	$—	$523,307,526

Total Investments	$—	$523,307,526	$—	$523,307,526

Futures Contracts	$8,400	$—	$—	$8,400

Total	$8,400	$523,307,526	$—	$523,315,926

Liability Description

Futures Contracts	$(121,517)	$—	$—	$(121,517)

Total	$(121,517)	$—	$—	$(121,517)

The Fund held no investments or other financial instruments as of March 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

12  Plan of Reorganization

In December 2013, the Trustees of National Limited Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby National Limited Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund) in exchange for shares of the National Limited Fund. The proposed reorganization was approved by the shareholders of the Pennsylvania Limited Fund on May 9, 2014. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than June 30, 2014.

27

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipal Income Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

28

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends. For the fiscal year ended March 31, 2014, the Fund designates 99.92% of distributions from net investment income as an exempt-interest dividend.

29

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

30

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728 3.31.14

Eaton Vance

Limited Maturity Municipal

Income Funds

Annual Report

March 31, 2014

Massachusetts    •    New York    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2014

Eaton Vance

Limited Maturity Municipal Income Funds

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	4
New York Limited Maturity Municipal Income Fund	6
Pennsylvania Limited Maturity Municipal Income Fund	8

Endnotes and Additional Disclosures	10

Fund Expenses	11

Financial Statements	13

Report of Independent Registered Public Accounting Firm	46

Federal Tax Information	47

Management and Organization	48

Important Notices	50

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2013, interest rates remained near historic lows. Highly accommodative monetary policies instituted by central banks around the world continued to put downward pressure on long-term bond yields, driving investors to look for other sources of income. One beneficiary was the municipal market, which continued to perform well into the first month of the period in response to strong investor demand.

In late May 2013, however, then-U.S. Federal Reserve (the Fed) Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail-based and is generally impacted more by the actions of small individual investors than other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income asset classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields. Additional pressure on the municipal market came from the media’s coverage of the City of Detroit’s bankruptcy filing on July 18, 2013 and Puerto Rico’s increasing fiscal challenges.

Selling of municipals abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of QE, but the municipal market continued to experience net outflows through December 2013.

As the new year began, however, municipals turned a corner, with retail investors putting money back into tax-exempt mutual funds, turning flows slightly positive. During the first three months of 2014, municipals rallied back from 2013 lows. Strong demand, driven by modest inflows and reinvestment of principal and coupon payments in the face of seasonally light supply, created a favorable supply-demand imbalance that helped drive up prices. And while the anticipation of the Fed’s tapering of QE had spooked the markets in 2013, the actual tapering in early 2014 had little further effect on bond prices, as investors seemed to have already come to terms with the ending of QE. For the one-year period as a whole, municipal bond prices and rates experienced extreme volatility, but ended not far from where they began.

Fund Performance

For the fiscal year ended March 31, 2014, the Massachusetts, New York, and Pennsylvania Funds’ shares at net asset value (NAV) underperformed the 0.57% return of the Funds’ benchmark, the Barclays 7 Year Municipal Bond Index2 (the Index).

The Funds’ overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Funds seek to maintain a dollar-weighted average portfolio duration7 between three and nine years to attempt to capture potentially more attractive yields compared with shorter-maturity bonds, but seek to avoid the potentially higher interest-rate risk and volatility of longer-duration bonds.

While the Index includes only bonds with maturities of six to eight years, the Funds may invest in individual municipal obligations of any maturity and own some longer-maturity bonds in order to capture their potentially higher yields and greater tax-exempt income.8 The Funds hedge to various degrees against the greater potential risk of volatility in the area of the yield curve beyond eight years by shorting Treasury futures in seeking to provide some downside protection.

For the 12-month period, the Funds’ strategy of overweighting longer-maturity bonds detracted from the Funds’ performance versus the Index, because longer-maturity bonds underper-formed shorter-maturity issues during the period. Specifically, performance of all three Funds was hurt by an overweighting in bonds with maturities of 10 years and longer, which are not held by the Index.

State-specific Results

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of -0.77%, underperforming the 0.57% return of the Index. In addition to an overweight in longer-maturity bonds, detractors from the Fund’s performance versus the Index included security selection in the general obligation (GO) sector and an overweight and security selection in BBB-rated6 issues. The Fund’s performance relative to the Index was helped, however, by an overweight in pre-refunded bonds, an overweight in the hospital sector and security selection in A-rated issues.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Management’s Discussion of Fund Performance1 — continued

Eaton Vance New York Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of -0.69%, trailing the 0.57% return of the Index. An overweight in longer-maturity bonds, an overweight in Puerto Rico bonds and security selection in the GO sector all detracted from the Fund’s performance relative to the Index. In contrast, an overweight in the education sector contributed to the Fund’s performance versus the Index, as did the Fund’s hedging strategy. Hedging interest rate volatility through the use of Treasury futures, a risk management strategy, is intended to moderate performance and volatility on both the upside and the downside. So in a period when the municipal and Treasury markets delivered weak performance, the Fund’s hedge mitigated a portion of the Fund’s negative performance versus the Index and, as intended, reduced the Fund’s volatility during the period.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of -0.01%, lagging the 0.57% return of the Index. An overweight in longer-maturity bonds and, to a lesser degree, an overweight and security selection in Puerto Rico bonds, hurt the Fund’s performance relative to the Index. The Fund’s hedging strategy was a positive contributor to the Fund’s performance versus the Index. An overweight in A-rated securities helped results versus the Index as well.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	–0.77%	3.98%	2.90%
Class A with 2.25% Maximum Sales Charge	—	—	–3.04	3.51	2.67
Class C at NAV	12/08/1993	06/01/1992	–1.57	3.19	2.12
Class C with 1% Maximum Sales Charge	—	—	–2.53	3.19	2.12
Class I at NAV	08/03/2010	06/01/1992	–0.62	4.06	2.94
Barclays 7 Year Municipal Bond Index	—	—	0.57%	4.99%	4.44%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.79%	1.54%	0.64%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.91%	2.16%	3.07%
Taxable-Equivalent Distribution Rate			5.42	4.03	5.72
SEC 30-day Yield			1.46	0.76	1.65
Taxable-Equivalent SEC 30-day Yield			2.72	1.42	3.07

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2004	$12,332	N.A.
Class I	$250,000	03/31/2004	$334,076	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2014

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	–0.69%	4.43%	2.81%
Class A with 2.25% Maximum Sales Charge	—	—	–2.93	3.95	2.58
Class B at NAV	05/29/1992	05/29/1992	–1.44	3.64	2.04
Class B with 3% Maximum Sales Charge	—	—	–4.33	3.64	2.04
Class C at NAV	12/08/1993	05/29/1992	–1.42	3.65	2.04
Class C with 1% Maximum Sales Charge	—	—	–2.38	3.65	2.04
Class I at NAV	08/03/2010	05/29/1992	–0.54	4.53	2.86
Barclays 7 Year Municipal Bond Index	—	—	0.57%	4.99%	4.44%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.77%	1.52%	1.52%	0.62%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.06%	2.28%	2.29%	3.22%
Taxable-Equivalent Distribution Rate		5.93	4.42	4.44	6.24
SEC 30-day Yield		1.58	0.86	0.87	1.76
Taxable-Equivalent SEC 30-day Yield		3.06	1.67	1.69	3.41

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	03/31/2004	$12,233	N.A.
Class C	$10,000	03/31/2004	$12,236	N.A.
Class I	$250,000	03/31/2004	$331,577	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2014

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2014

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	–0.01%	3.97%	3.11%
Class A with 2.25% Maximum Sales Charge	—	—	–2.29	3.50	2.88
Class C at NAV	12/08/1993	06/01/1992	–0.82	3.19	2.32
Class C with 1% Maximum Sales Charge	—	—	–1.79	3.19	2.32
Class I at NAV	08/03/2010	06/01/1992	0.14	4.02	3.13
Barclays 7 Year Municipal Bond Index	—	—	0.57%	4.99%	4.44%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.83%	1.58%	0.68%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.13%	2.36%	3.28%
Taxable-Equivalent Distribution Rate			5.71	4.30	5.98
SEC 30-day Yield			1.83	1.12	2.02
Taxable-Equivalent SEC 30-day Yield			3.34	2.04	3.68

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2004	$12,580	N.A.
Class I	$250,000	03/31/2004	$340,352	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

8

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2014

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

[8]	A portion of the Funds’ distributions generally will be subject to alternative minimum tax.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective March 3, 2014, the Massachusetts Limited Maturity Municipal Income Fund and the New York Limited Maturity Municipal Income Fund are managed by Adam A. Weigold, CFA.

10

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.90	$3.93	0.78%
Class C	$1,000.00	$1,019.50	$7.70	1.53%
Class I	$1,000.00	$1,023.70	$3.18	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93	0.78%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,021.80	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

11

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.40	$3.83	0.76%
Class B	$1,000.00	$1,018.60	$7.60	1.51%
Class C	$1,000.00	$1,019.00	$7.60	1.51%
Class I	$1,000.00	$1,023.20	$3.08	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.83	0.76%
Class B	$1,000.00	$1,017.40	$7.59	1.51%
Class C	$1,000.00	$1,017.40	$7.59	1.51%
Class I	$1,000.00	$1,021.90	$3.07	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.90	$4.19	0.83%
Class C	$1,000.00	$1,019.50	$7.96	1.58%
Class I	$1,000.00	$1,023.60	$3.43	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.18	0.83%
Class C	$1,000.00	$1,017.10	$7.95	1.58%
Class I	$1,000.00	$1,021.50	$3.43	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

12

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 96.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,200,080
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,200,950

		$2,401,030

Education — 16.8%
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/20	$545	$644,473
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	174,272
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	553,180
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	270	272,365
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,141,220
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,188,754
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,148,730
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,053,223
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	566,615
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	116,105
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	230,526
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	172,596
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	803,963
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,150,330

		$10,216,352

Escrowed / Prerefunded — 9.1%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,216,120
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,994,020
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,845	2,074,758

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$245	$249,182

		$5,534,080

General Obligations — 22.8%
Andover, 4.00%, 1/15/23	$1,025	$1,156,856
Brookline, 4.00%, 5/15/22	1,195	1,352,848
Burlington, 5.00%, 2/1/15	500	520,235
Burlington, 5.00%, 2/1/16	500	541,995
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	853,598
Duxbury, 4.00%, 9/1/22	500	561,775
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,125,260
Medfield, 4.00%, 3/15/22	625	700,531
Melrose, 2.00%, 11/1/22	315	295,920
Southborough, 3.00%, 6/1/21	1,060	1,126,632
Wellesley, 5.00%, 6/1/16	1,100	1,209,417
Wellesley, 5.00%, 6/1/17	1,150	1,303,812
Westwood, 3.00%, 6/1/21	1,320	1,385,868
Weymouth, 4.00%, 9/15/23	660	727,109
Wilmington, 4.00%, 3/15/28	1,000	1,049,540

		$13,911,396

Hospital — 9.7%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$272,568
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	199,021
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	561,225
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	527,645
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,122,960
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	545,371
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	729,660
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	844,312
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,118,860

		$5,921,622

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$482,870
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	511,450

		$994,320

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,524,249

		$1,524,249

Insured – Escrowed / Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$756,285

		$756,285

Insured – General Obligations — 6.1%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,472,698
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,217,450

		$3,690,148

Insured – Hospital — 2.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$554,750
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,122,830

		$1,677,580

Insured – Special Tax Revenue — 4.2%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,948,000
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	597,465

		$2,545,465

Insured – Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$574,113

		$574,113

Insured – Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,231,650

		$1,231,650

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,116,050
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	583,675

		$1,699,725

Senior Living / Life Care — 1.8%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$400	$400,780
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	290,001
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	115	115,060
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	120	120,490
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	150	154,704

		$1,081,035

Special Tax Revenue — 5.2%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$504,070
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,557,977
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,109,360

		$3,171,407

Transportation — 2.8%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$578,285
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,142,040

		$1,720,325

Total Tax-Exempt Investments — 96.2% (identified cost $54,729,534)		$58,650,782

Other Assets, Less Liabilities — 3.8%		$2,332,198

Net Assets — 100.0%		$60,982,980

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 12.8% of total investments.

15	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 97.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,098,820

		$1,098,820

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogen Partners Facility), (AMT), 5.50%, 1/1/23	$560	$556,881

		$556,881

Education — 7.7%
Hempstead Local Development Corp., (Hofstra University Project), 5.00%, 7/1/23	$200	$230,962
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,733,550
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	386,512
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	538,943
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,714,320
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	613,806
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	425,280
Oneida County Local Development Corp., (Hamilton College Project), 5.00%, 7/1/25	180	207,551
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,719

		$6,478,643

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,179,670

		$1,179,670

Escrowed / Prerefunded — 2.9%
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,170	$1,361,307
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,088,420

		$2,449,727

General Obligations — 8.5%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,109,535
Livingston County, 4.50%, 5/1/23	500	567,235

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New Rochelle, 5.00%, 3/15/24	$1,500	$1,730,055
New York, 5.00%, 3/1/24	1,000	1,194,600
New York City, 5.00%, 8/1/24	1,600	1,795,520
Pittsford Central School District, 4.00%, 12/15/25	750	817,230

		$7,214,175

Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,120

		$101,120

Hospital — 7.2%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$861,451
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	1,000	1,103,360
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	852,421
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	320	340,285
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,132,860
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	774,097
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	925	998,399

		$6,062,873

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,038,130

		$1,038,130

Industrial Development Revenue — 0.6%
Niagara Area Development Corp. (Covanta Energy), 4.00%, 11/1/24	$550	$538,362

		$538,362

Insured – Education — 11.8%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,039,160
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	990	1,051,350
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,590,500

16	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	$1,000	$1,193,110
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,271,132
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,699,367
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,148,920
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,010,710

		$10,004,249

Insured – Electric Utilities — 4.1%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$497,385
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,089,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	1,905,311

		$3,492,596

Insured – Escrowed / Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$276,620

		$276,620

Insured – General Obligations — 2.0%
Mount Vernon School District, (AGM), 4.50%, 8/15/23	$500	$543,200
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	833,938
Rockland County, (AGM), 5.00%, 3/1/23	250	283,500

		$1,660,638

Insured – Hospital — 2.2%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,832,688

		$1,832,688

Insured – Lease Revenue / Certificates of Participation — 1.4%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,139,310

		$1,139,310

Insured – Special Tax Revenue — 7.4%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,691,722

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	$2,000	$2,385,400
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,206,480

		$6,283,602

Insured – Transportation — 2.7%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,186,210
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,091,200

		$2,277,410

Lease Revenue / Certificates of Participation — 0.7%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$570,745

		$570,745

Other Revenue — 6.8%
Battery Park City Authority, 5.00%, 11/1/24	$750	$896,632
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	750	822,352
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,129,170
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	615,784
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,303,827

		$5,767,765

Senior Living / Life Care — 2.8%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$255	$255,219
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	805,350
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	724,657
Westchester County Local Development Corp., (Kendal Hudson), 3.00%, 1/1/20	625	621,388

		$2,406,614

Solid Waste — 2.7%
Babylon Industrial Development Agency, (Covanta Babylon Inc.), 5.00%, 1/1/19	$2,000	$2,288,600

		$2,288,600

17	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.8%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,174,987
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,188,930
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,220,110

		$6,584,027

Transportation — 8.3%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,119,630
New York Bridge Authority, 5.00%, 1/1/25	530	606,930
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,135,490
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,178,590
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,103,080
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,869,997

		$7,013,717

Water and Sewer — 4.7%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,165,330
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,813,065

		$3,978,395

Total Tax-Exempt Investments — 97.3% (identified cost $77,549,926)		$82,295,377

Miscellaneous — 0.6%

Security	Units	Value

Real Estate — 0.6%
CMS Liquidating Trust(1)(2)(3)	150	$517,800

Total Miscellaneous — 0.6% (identified cost $480,000)		$517,800

Total Investments — 97.9% (identified cost $78,029,926)		$82,813,177

Other Assets, Less Liabilities — 2.1%		$1,769,868

Net Assets — 100.0%		$84,583,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 32.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 14.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2014, the aggregate value of these securities is $517,800 or 0.6% of the Fund’s net assets.

(2)	Non-income producing.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

18	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$100	$101,969

		$101,969

Education — 15.2%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/22	$700	$806,442
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	100	113,328
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/25	420	466,343
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	250	288,763
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,099,696
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,140,660
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,119,750
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	489,564
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	599,361
University of Pittsburgh, 5.50%, 9/15/23	750	875,430
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,097,780

		$8,097,117

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$850,800

		$850,800

General Obligations — 12.3%
Bucks County, 5.125%, 5/1/21	$500	$580,630
Chester County, 5.00%, 7/15/28	1,530	1,694,307
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,138,040
Millcreek Township School District, 5.00%, 9/15/25	500	561,700
Mount Lebanon School District, 5.00%, 2/15/28	1,280	1,446,374
Pittsburgh, 5.00%, 9/1/26	1,000	1,117,910

		$6,538,961

Hospital — 10.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$573,320

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	$500	$574,915
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	565,805
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	693,058
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,072
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	827,865
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,097,900
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	925	995,929

		$5,528,864

Housing — 3.5%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,368,148
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	489,369

		$1,857,517

Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$602,910
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	762,525

		$1,365,435

Insured – Cogeneration — 2.5%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,336,400

		$1,336,400

Insured – Education — 5.6%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,638,840
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	577,205
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	700	757,120

		$2,973,165

19	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	$100	$98,101

		$98,101

Insured – Escrowed / Prerefunded — 3.3%
Pittsburgh School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	$15	$17,884
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,743,668

		$1,761,552

Insured – General Obligations — 14.6%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,368,562
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	1,004,241
Delaware Valley Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	848,738
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,195,740
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,177,040
Pittsburgh School District, (AGM), 5.00%, 9/1/22	985	1,101,516
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,032,110

		$7,727,947

Insured – Hospital — 1.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$307,182
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	506,065

		$813,247

Insured – Lease Revenue / Certificates of Participation — 2.0%
Philadelphia Authority for Industrial Development Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,074,390

		$1,074,390

Insured – Special Tax Revenue — 2.2%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,173,490

		$1,173,490

Insured – Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	$300	$231,186

		$231,186

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 5.0%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$554,865
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	535,955
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,565,391

		$2,656,211

Other Revenue — 3.0%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$829,043
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	705	767,759

		$1,596,802

Senior Living / Life Care — 0.9%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$390	$149,916
Lancaster Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	350,166

		$500,082

Special Tax Revenue — 2.3%
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$834,607
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	320	357,184

		$1,191,791

Transportation — 8.1%
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$901,530
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	552,370
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,205,920
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	556,510
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,099,840

		$4,316,170

Water and Sewer — 1.4%
Westmoreland County Municipal Authority, 4.00%, 8/15/25	$695	$721,924

		$721,924

Total Tax-Exempt Investments — 98.8% (identified cost $49,864,803)		$52,513,121

Other Assets, Less Liabilities — 1.2%		$629,341

Net Assets — 100.0%		$53,142,462

20	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2014

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 17.1% of total investments.

(1)	Security is in default and making only partial interest payments.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Statements of Assets and Liabilities

	March 31, 2014
Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
Investments —
Identified cost	$54,729,534	$78,029,926	$49,864,803
Unrealized appreciation	3,921,248	4,783,251	2,648,318
Investments, at value	$58,650,782	$82,813,177	$52,513,121
Cash	$1,750,278	$906,912	$—
Restricted cash*	60,000	—	51,000
Interest receivable	632,402	1,034,544	566,004
Receivable for investments sold	—	—	555,538
Receivable for Fund shares sold	90,150	73,213	10,437
Receivable for variation margin on open financial futures contracts	5,312	—	1,875
Total assets	$61,188,924	$84,827,846	$53,697,975
Liabilities
Demand note payable	$—	$—	$400,000
Payable for Fund shares redeemed	81,180	104,276	37,300
Distributions payable	39,774	27,269	24,016
Due to custodian	—	—	7,026
Payable to affiliates:
Investment adviser fee	21,095	29,643	19,082
Distribution and service fees	13,470	26,688	17,422
Accrued expenses	50,425	56,925	50,667
Total liabilities	$205,944	$244,801	$555,513
Net Assets	$60,982,980	$84,583,045	$53,142,462
Sources of Net Assets
Paid-in capital	$61,019,562	$87,002,952	$53,345,339
Accumulated net realized loss	(3,915,695)	(7,175,889)	(2,823,056)
Accumulated distributions in excess of net investment income	(11,831)	(27,269)	(40,740)
Net unrealized appreciation	3,890,944	4,783,251	2,660,919
Net Assets	$60,982,980	$84,583,045	$53,142,462
Class A Shares
Net Assets	$39,604,313	$52,345,897	$34,277,249
Shares Outstanding	4,001,100	5,219,364	3,442,242
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.90	$10.03	$9.96
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.13	$10.26	$10.19
Class B Shares
Net Assets	$—	$234,136	$—
Shares Outstanding	—	23,362	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$10.02	$—
Class C Shares
Net Assets	$11,151,933	$25,778,338	$16,869,697
Shares Outstanding	1,176,260	2,703,358	1,786,232
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.48	$9.54	$9.44
Class I Shares
Net Assets	$10,226,734	$6,224,674	$1,995,516
Shares Outstanding	1,033,269	620,579	200,473
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.90	$10.03	$9.95

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Statements of Operations

	Year Ended March 31, 2014
Investment Income	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
Interest	$2,290,863	$3,321,815	$2,229,827
Total investment income	$2,290,863	$3,321,815	$2,229,827

Expenses
Investment adviser fee	$254,669	$361,124	$238,409
Distribution and service fees
Class A	59,714	81,750	55,295
Class B	—	5,119	—
Class C	103,626	241,175	166,309
Trustees’ fees and expenses	3,022	4,037	2,834
Custodian fee	34,913	42,688	34,264
Transfer and dividend disbursing agent fees	22,668	34,348	26,007
Legal and accounting services	42,335	53,959	51,426
Printing and postage	10,255	13,448	11,283
Registration fees	3,672	4,207	500
Miscellaneous	16,674	19,429	16,882
Total expenses	$551,548	$861,284	$603,209
Deduct —
Reduction of custodian fee	$412	$636	$227
Total expense reductions	$412	$636	$227

Net expenses	$551,136	$860,648	$602,982

Net investment income	$1,739,727	$2,461,167	$1,626,845

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(650,965)	$(782,235)	$(94,175)
Financial futures contracts	65,786	116,610	223,940
Net realized gain (loss)	$(585,179)	$(665,625)	$129,765
Change in unrealized appreciation (depreciation) —
Investments	$(1,875,795)	$(2,891,822)	$(2,165,521)
Financial futures contracts	(16,981)	17,409	108,799
Net change in unrealized appreciation (depreciation)	$(1,892,776)	$(2,874,413)	$(2,056,722)

Net realized and unrealized loss	$(2,477,955)	$(3,540,038)	$(1,926,957)

Net decrease in net assets from operations	$(738,228)	$(1,078,871)	$(300,112)

23	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Statements of Changes in Net Assets

	Year Ended March 31, 2014
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,739,727	$2,461,167	$1,626,845
Net realized gain (loss) from investment transactions and financial futures contracts	(585,179)	(665,625)	129,765
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,892,776)	(2,874,413)	(2,056,722)
Net decrease in net assets from operations	$(738,228)	$(1,078,871)	$(300,112)
Distributions to shareholders —
From net investment income
Class A	$(1,151,278)	$(1,648,170)	$(1,093,932)
Class B	—	(12,813)	—
Class C	(246,498)	(609,265)	(413,557)
Class I	(328,262)	(173,285)	(60,726)
Tax return of capital
Class A	—	—	(32,048)
Class C	—	—	(12,112)
Class I	—	—	(2,097)
Total distributions to shareholders	$(1,726,038)	$(2,443,533)	$(1,614,472)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,585,090	$9,087,326	$3,135,545
Class B	—	2,293	—
Class C	1,602,965	4,996,801	1,834,208
Class I	5,846,627	5,534,004	703,844
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,046,779	1,560,627	1,031,809
Class B	—	9,540	—
Class C	200,554	522,107	314,522
Class I	30,508	154,327	59,573
Cost of shares redeemed
Class A	(8,661,763)	(15,492,240)	(9,194,450)
Class B	—	(304,174)	—
Class C	(3,035,224)	(6,816,370)	(4,983,918)
Class I	(5,808,395)	(6,919,178)	(513,727)
Net asset value of shares exchanged
Class A	—	278,220	—
Class B	—	(278,220)	—
Net decrease in net assets from Fund share transactions	$(2,192,859)	$(7,664,937)	$(7,612,594)

Net decrease in net assets	$(4,657,125)	$(11,187,341)	$(9,527,178)

Net Assets
At beginning of year	$65,640,105	$95,770,386	$62,669,640
At end of year	$60,982,980	$84,583,045	$53,142,462

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,831)	$(27,269)	$(40,740)

24	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2013
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,740,094	$2,546,685	$1,625,650
Net realized gain (loss) from investment transactions and financial futures contracts	(140,918)	823	(218,170)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	293,967	418,944	804,623
Net increase in net assets from operations	$1,893,143	$2,966,452	$2,212,103
Distributions to shareholders —
From net investment income
Class A	$(1,224,986)	$(1,752,248)	$(1,134,912)
Class B	(3,579)	(26,804)	(7,663)
Class C	(261,331)	(608,155)	(433,396)
Class I	(245,512)	(149,290)	(38,839)
Total distributions to shareholders	$(1,735,408)	$(2,536,497)	$(1,614,810)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,355,036	$8,595,852	$12,413,426
Class B	—	164,223	55,917
Class C	2,261,251	6,084,805	3,673,521
Class I	6,118,784	4,319,064	938,212
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,013,299	1,556,085	990,734
Class B	3,751	19,351	8,089
Class C	196,912	486,296	294,972
Class I	40,935	141,827	38,234
Cost of shares redeemed
Class A	(7,812,006)	(8,688,801)	(11,063,121)
Class B	(51,994)	(273,355)	(30,258)
Class C	(2,292,245)	(4,386,383)	(2,542,287)
Class I	(1,583,662)	(1,151,209)	(323,001)
Net asset value of shares exchanged
Class A	91,356	396,827	105,387
Class B	(91,356)	(396,827)	(105,387)
Net asset value of shares merged*
Class A	115,764	—	339,884
Class B	(115,764)	—	(339,884)
Net increase in net assets from Fund share transactions	$3,250,061	$6,867,755	$4,454,438

Net increase in net assets	$3,407,796	$7,297,710	$5,051,731

Net Assets
At beginning of year	$62,232,309	$88,472,676	$57,617,909
At end of year	$65,640,105	$95,770,386	$62,669,640

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,830)	$(64,026)	$(86,997)

*	At the close of business on February 22, 2013, Class B shares of Massachusetts Limited Fund and Pennsylvania Limited Fund were merged into Class A shares.

25	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights

	Massachusetts Limited Fund — Class A
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$10.270	$10.240	$9.850	$10.040	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.289	$0.290	$0.331	$0.340	$0.347
Net realized and unrealized gain (loss)	(0.372)	0.028	0.390	(0.191)	0.490

Total income (loss) from operations	$(0.083)	$0.318	$0.721	$0.149	$0.837

Less Distributions
From net investment income	$(0.287)	$(0.288)	$(0.331)	$(0.339)	$(0.357)

Total distributions	$(0.287)	$(0.288)	$(0.331)	$(0.339)	$(0.357)

Net asset value — End of year	$9.900	$10.270	$10.240	$9.850	$10.040

Total Return(2)	(0.77)%	3.13%	7.43%	1.46%	8.83%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,604	$42,208	$43,283	$44,351	$52,719
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.78%	0.79%	0.82%	0.81%	0.82%
Net investment income	2.91%	2.80%	3.27%	3.37%	3.47%
Portfolio Turnover	8%	7%	19%	2%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

26	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Massachusetts Limited Fund — Class C
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.840	$9.810	$9.430	$9.620	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.206	$0.204	$0.245	$0.253	$0.260
Net realized and unrealized gain (loss)	(0.362)	0.028	0.379	(0.191)	0.472

Total income (loss) from operations	$(0.156)	$0.232	$0.624	$0.062	$0.732

Less Distributions
From net investment income	$(0.204)	$(0.202)	$(0.244)	$(0.252)	$(0.272)

Total distributions	$(0.204)	$(0.202)	$(0.244)	$(0.252)	$(0.272)

Net asset value — End of year	$9.480	$9.840	$9.810	$9.430	$9.620

Total Return(2)	(1.57)%	2.37%	6.71%	0.62%	8.05%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,152	$12,845	$12,647	$13,403	$14,807
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.53%	1.54%	1.57%	1.56%	1.57%
Net investment income	2.16%	2.05%	2.52%	2.62%	2.71%
Portfolio Turnover	8%	7%	19%	2%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

27	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Massachusetts Limited Fund — Class I
	Year Ended March 31,			Period Ended March 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$10.270	$10.240	$9.850	$10.210

Income (Loss) From Operations
Net investment income	$0.304 (2)	$0.305	$0.346	$0.235
Net realized and unrealized gain (loss)	(0.372)	0.029	0.390	(0.360)

Total income (loss) from operations	$(0.068)	$0.334	$0.736	$(0.125)

Less Distributions
From net investment income	$(0.302)	$(0.304)	$(0.346)	$(0.235)

Total distributions	$(0.302)	$(0.304)	$(0.346)	$(0.235)

Net asset value — End of period	$9.900	$10.270	$10.240	$9.850

Total Return(3)	(0.62)%	3.28%	7.59%	(1.39	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,227	$10,587	$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.63%	0.64%	0.66%	0.67	%(6)
Net investment income	3.07%	2.93%	3.02%	3.26	%(6)
Portfolio Turnover	8%	7%	19%	2	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

28	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Limited Fund — Class A
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$10.410	$10.350	$9.980	$10.190	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.307	$0.316	$0.344	$0.358	$0.368
Net realized and unrealized gain (loss)	(0.382)	0.058	0.372	(0.210)	0.644

Total income (loss) from operations	$(0.075)	$0.374	$0.716	$0.148	$1.012

Less Distributions
From net investment income	$(0.305)	$(0.314)	$(0.346)	$(0.358)	$(0.372)

Total distributions	$(0.305)	$(0.314)	$(0.346)	$(0.358)	$(0.372)

Net asset value — End of year	$10.030	$10.410	$10.350	$9.980	$10.190

Total Return(2)	(0.69)%	3.65%	7.30%	1.42%	10.72%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,346	$59,142	$56,993	$61,099	$71,238
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.76%	0.77%	0.78%	0.78%	0.81%
Net investment income	3.05%	3.02%	3.36%	3.50%	3.66%
Portfolio Turnover	15%	9%	12%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

29	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Limited Fund — Class B
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$10.400	$10.350	$9.970	$10.180	$9.540

Income (Loss) From Operations
Net investment income(1)	$0.231	$0.238	$0.267	$0.281	$0.293
Net realized and unrealized gain (loss)	(0.383)	0.048	0.382	(0.210)	0.644

Total income (loss) from operations	$(0.152)	$0.286	$0.649	$0.071	$0.937

Less Distributions
From net investment income	$(0.228)	$(0.236)	$(0.269)	$(0.281)	$(0.297)

Total distributions	$(0.228)	$(0.236)	$(0.269)	$(0.281)	$(0.297)

Net asset value — End of year	$10.020	$10.400	$10.350	$9.970	$10.180

Total Return(2)	(1.44)%	2.78%	6.60%	0.66%	9.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$234	$838	$1,314	$1,428	$1,746
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.51%	1.52%	1.53%	1.53%	1.56%
Net investment income	2.29%	2.28%	2.61%	2.75%	2.92%
Portfolio Turnover	15%	9%	12%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

30	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Limited Fund — Class C
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.900	$9.840	$9.490	$9.690	$9.080

Income (Loss) From Operations
Net investment income(1)	$0.220	$0.226	$0.254	$0.267	$0.278
Net realized and unrealized gain (loss)	(0.362)	0.058	0.352	(0.200)	0.615

Total income (loss) from operations	$(0.142)	$0.284	$0.606	$0.067	$0.893

Less Distributions
From net investment income	$(0.218)	$(0.224)	$(0.256)	$(0.267)	$(0.283)

Total distributions	$(0.218)	$(0.224)	$(0.256)	$(0.267)	$(0.283)

Net asset value — End of year	$9.540	$9.900	$9.840	$9.490	$9.690

Total Return(2)	(1.42)%	2.91%	6.47%	0.66%	9.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,778	$28,137	$25,823	$25,473	$28,326
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.51%	1.52%	1.53%	1.53%	1.56%
Net investment income	2.29%	2.27%	2.61%	2.75%	2.90%
Portfolio Turnover	15%	9%	12%	8%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

31	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	New York Limited Fund — Class I
	Year Ended March 31,			Period Ended March 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$10.410	$10.350	$9.970	$10.330

Income (Loss) From Operations
Net investment income	$0.323 (2)	$0.331	$0.364	$0.250
Net realized and unrealized gain (loss)	(0.383)	0.059	0.378	(0.360)

Total income (loss) from operations	$(0.060)	$0.390	$0.742	$(0.110)

Less Distributions
From net investment income	$(0.320)	$(0.330)	$(0.362)	$(0.250)

Total distributions	$(0.320)	$(0.330)	$(0.362)	$(0.250)

Net asset value — End of period	$10.030	$10.410	$10.350	$9.970

Total Return(3)	(0.54)%	3.80%	7.56%	(1.26	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,225	$7,653	$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.61%	0.62%	0.63%	0.63	%(6)
Net investment income	3.20%	3.16%	3.41%	3.68	%(6)
Portfolio Turnover	15%	9%	12%	8	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

32	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Pennsylvania Limited Fund — Class A
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$10.270	$10.160	$9.810	$10.060	$9.720

Income (Loss) From Operations
Net investment income(1)	$0.307	$0.306	$0.338	$0.371	$0.372
Net realized and unrealized gain (loss)	(0.313)	0.108	0.354	(0.252)	0.348

Total income (loss) from operations	$(0.006)	$0.414	$0.692	$0.119	$0.720

Less Distributions
From net investment income	$(0.295)	$(0.304)	$(0.337)	$(0.369)	$(0.380)
Tax return of capital	(0.009)	—	(0.005)	—	—

Total distributions	$(0.304)	$(0.304)	$(0.342)	$(0.369)	$(0.380)

Net asset value — End of year	$9.960	$10.270	$10.160	$9.810	$10.060

Total Return(2)	(0.01)%	4.11%	7.17%	1.16%	7.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,277	$40,543	$37,366	$40,024	$47,779
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.82%	0.83%	0.83%	0.82%	0.84%
Net investment income	3.08%	2.97%	3.36%	3.69%	3.71%
Portfolio Turnover	6%	12%	15%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

33	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Pennsylvania Limited Fund — Class C
	Year Ended March 31,
	2014	2013	2012	2011	2010
Net asset value — Beginning of year	$9.740	$9.640	$9.300	$9.540	$9.210

Income (Loss) From Operations
Net investment income(1)	$0.220	$0.217	$0.249	$0.280	$0.282
Net realized and unrealized gain (loss)	(0.302)	0.098	0.344	(0.241)	0.337

Total income (loss) from operations	$(0.082)	$0.315	$0.593	$0.039	$0.619

Less Distributions
From net investment income	$(0.211)	$(0.215)	$(0.249)	$(0.279)	$(0.289)
Tax return of capital	(0.007)	—	(0.004)	—	—

Total distributions	$(0.218)	$(0.215)	$(0.253)	$(0.279)	$(0.289)

Net asset value — End of year	$9.440	$9.740	$9.640	$9.300	$9.540

Total Return(2)	(0.82)%	3.40%	6.36%	0.38%	6.78%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,870	$20,328	$18,710	$17,374	$18,014
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.57%	1.58%	1.58%	1.57%	1.59%
Net investment income	2.33%	2.22%	2.61%	2.95%	2.96%
Portfolio Turnover	6%	12%	15%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

34	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Financial Highlights — continued

	Pennsylvania Limited Fund — Class I
	Year Ended March 31,			Period Ended March 31, 2011(1)
	2014	2013	2012
Net asset value — Beginning of period	$10.260	$10.160	$9.800	$10.160

Income (Loss) From Operations
Net investment income	$0.322 (2)	$0.320	$0.357	$0.249
Net realized and unrealized gain (loss)	(0.313)	0.099	0.359	(0.360)

Total income (loss) from operations	$0.009	$0.419	$0.716	$(0.111)

Less Distributions
From net investment income	$(0.309)	$(0.319)	$(0.351)	$(0.249)
Tax return of capital	(0.010)	—	(0.005)	—

Total distributions	$(0.319)	$(0.319)	$(0.356)	$(0.249)

Net asset value — End of period	$9.950	$10.260	$10.160	$9.800

Total Return(3)	0.14%	4.27%	7.32%	(1.27	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,996	$1,798	$1,137	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.67%	0.68%	0.68%	0.67	%(6)
Net investment income	3.24%	3.10%	3.45%	3.81	%(6)
Portfolio Turnover	6%	12%	15%	9	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

35	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, three of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable, and limited principal fluctuation. The Massachusetts Limited Fund and Pennsylvania Limited Fund each offer three classes of shares. The New York Limited Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestments of distributions. The Massachusetts Limited Fund and Pennsylvania Limited Fund previously offered Class B shares. Such offering was discontinued during the year ended March 31, 2013. At the close of business on February 22, 2013, the Class B shares of the Massachusetts Limited Fund and Pennsylvania Limited Fund were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, retaining the same short-term or

36

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

March 31, 2015	$—	$97,867	$29,139
March 31, 2016	103,860	394,181	107,086
March 31, 2017	1,158,951	718,716	310,885
March 31, 2018	869,381	2,585,819	975,763
March 31, 2019	435,325	1,022,603	356,407

Total capital loss carryforward	$2,567,517	$4,819,186	$1,779,280

Deferred capital losses:
Short-term	$750,112	$1,469,702	$530,901
Long-term	$664,651	$962,253	$554,090

As of March 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

37

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2014 and March 31, 2013 was as follows:

	Year Ended March 31, 2014
	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Distributions declared from:
Tax-exempt income	$1,725,370	$2,442,750	$1,568,215
Ordinary income	$668	$783	$—
Tax return of capital	$—	$—	$46,257

	Year Ended March 31, 2013
	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Distributions declared from:
Tax-exempt income	$1,735,408	$2,536,497	$1,614,810

During the year ended March 31, 2014, the following amounts were reclassified due to expired capital loss carryfowards and differences between book and tax accounting, primarily for accretion of market discount and the tax treatment of distributions in excess of net tax-exempt income.

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Change in:
Paid-in capital	$(25,938)	$(36,757)	$—
Accumulated net realized loss	$39,628	$17,634	$12,373
Accumulated distributions in excess of net investment income	$(13,690)	$19,123	$(12,373)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Undistributed tax-exempt income	$27,943	$—	$—
Capital loss carryforward and deferred capital losses	$(3,982,280)	$(7,251,141)	$(2,864,271)
Net unrealized appreciation	$3,957,529	$4,858,503	$2,685,410
Other temporary differences	$(39,774)	$(27,269)	$(24,016)

38

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Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, defaulted bond interest, expenditures on defaulted bonds, accretion of market discount and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended March 31, 2014, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Investment Adviser Fee	$254,669	$361,124	$238,409
Effective Annual Rate	0.41%	0.41%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2014 were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,444	$2,813	$1,764
EVD’s Class A Sales Charges	$2,428	$2,743	$1,332

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2014 for Class A shares amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class A Distribution and Service Fees	$59,714	$81,750	$55,295

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable

39

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Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended March 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B Distribution Fees	$—	$4,266	$—
Class C Distribution Fees	$86,355	$200,979	$138,591

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2014 amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B Service Fees	$—	$853	$—
Class C Service Fees	$17,271	$40,196	$27,718

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended March 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class A	$—	$16,000	$—
Class B	$—	$40	$—
Class C	$1,000	$3,000	$6,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2014 were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Purchases	$5,029,685	$12,781,357	$3,177,342
Sales	$8,581,465	$23,391,477	$9,005,345

40

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Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Year Ended March 31, 2014
	Class A	Class B	Class C	Class I

Sales	664,236	—	169,365	588,144
Issued to shareholders electing to receive payments of distributions in Fund shares	105,562	—	21,116	3,071
Redemptions	(877,569)	—	(319,719)	(588,710)

Net increase (decrease)	(107,771)	—	(129,238)	2,505

	Year Ended March 31, 2013
	Class A	Class B(1)	Class C	Class I

Sales	517,636	—	227,562	589,210
Issued to shareholders electing to receive payments of distributions in Fund shares	97,941	363	19,872	3,957
Redemptions	(753,316)	(5,015)	(231,236)	(153,228)
Exchange from Class B shares	8,836	—	—	—
Exchange to Class A shares	—	(8,845)	—	—
Merger from Class B shares	11,228	—	—	—
Merger to Class A shares	—	(11,237)	—	—

Net increase (decrease)	(117,675)	(24,734)	16,198	439,939

New York Limited Fund
	Year Ended March 31, 2014
	Class A	Class B	Class C	Class I

Sales	900,075	227	521,841	551,248
Issued to shareholders electing to receive payments of distributions in Fund shares	154,959	946	54,545	15,318
Redemptions	(1,544,063)	(30,524)	(715,400)	(681,048)
Exchange from Class B shares	27,839	—	—	—
Exchange to Class A shares	—	(27,861)	—	—

Net decrease	(461,190)	(57,212)	(139,014)	(114,482)

	Year Ended March 31, 2013
	Class A	Class B	Class C	Class I

Sales	819,358	15,752	611,472	412,206
Issued to shareholders electing to receive payments of distributions in Fund shares	148,819	1,852	48,918	13,567
Redemptions	(830,042)	(26,057)	(441,041)	(110,094)
Exchange from Class B shares	37,984	—	—	—
Exchange to Class A shares	—	(38,019)	—	—

Net increase (decrease)	176,119	(46,472)	219,349	315,679

41

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

Pennsylvania Limited Fund
	Year Ended March 31, 2014
	Class A	Class B	Class C	Class I

Sales	316,283	—	195,264	70,782
Issued to shareholders electing to receive payments of distributions in Fund shares	103,590	—	33,301	5,988
Redemptions	(926,962)	—	(530,262)	(51,483)

Net increase (decrease)	(507,089)	—	(301,697)	25,287

	Year Ended March 31, 2013
	Class A	Class B(1)	Class C	Class I

Sales	1,203,645	5,427	375,777	90,883
Issued to shareholders electing to receive payments of distributions in Fund shares	96,288	786	30,225	3,717
Redemptions	(1,071,551)	(2,927)	(259,845)	(31,421)
Exchange from Class B shares	10,234	—	—	—
Exchange to Class A shares	—	(10,234)	—	—
Merger from Class B shares	32,921	—	—	—
Merger to Class A shares	—	(32,918)	—	—

Net increase (decrease)	271,537	(39,866)	146,157	63,179

(1)	Offering of Class B shares of Massachusetts Limited Fund and Pennsylvania Limited Fund was discontinued during the year ended March 31, 2013 (see Note 1).

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Aggregate cost	$54,693,253	$77,954,674	$49,827,711
Gross unrealized appreciation	$4,262,975	$5,567,944	$3,154,699
Gross unrealized depreciation	(305,446)	(709,441)	(469,289)

Net unrealized appreciation	$3,957,529	$4,858,503	$2,685,410

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2014, the Pennsylvania Limited Fund had a balance outstanding pursuant to this line of credit of $400,000 at an interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2014. The Funds’ average borrowings or allocated fees during the year ended March 31, 2014 were not significant.

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Notes to Financial Statements — continued

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2014, the Pennsylvania Limited Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $7,026. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2014. The Funds’ average overdraft advances during the year ended March 31, 2014 were not significant.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Massachusetts Limited	6/14	5 U.S. 10-Year Treasury Note	Short	$(619,600)	$(617,500)	$2,100
	6/14	16 U.S. Long Treasury Bond	Short	(2,099,096)	(2,131,500)	(32,404)
Pennsylvania Limited	6/14	30 U.S. 10-Year Treasury Note	Short	$(3,717,601)	$(3,705,000)	$12,601

At March 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2014 were as follows:

	Massachusetts Limited Fund		Pennsylvania Limited Fund

Asset Derivative:
Futures Contracts	$2,100	(1)	$12,601	(1)

Total	$2,100		$12,601

Liability Derivative:
Futures Contracts	$(32,404	)(1)	$—

Total	$(32,404)		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

43

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2014 was as follows:

	Massachusetts Limited Fund		New York Limited Fund		Pennsylvania Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$65,786	(1)	$116,610	(1)	$223,940	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(16,981	)(2)	$17,409	(2)	$108,799	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the year ended March 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Average Notional Amount:
Futures Contracts	$1,900,000	$1,077,000	$4,615,000

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,650,782	$—	$58,650,782

Total Investments	$—	$58,650,782	$—	$58,650,782

Futures Contracts	$2,100	$—	$—	$2,100

Total	$2,100	$58,650,782	$—	$58,652,882

Liability Description

Futures Contracts	$(32,404)	$—	$—	$(32,404)

Total	$(32,404)	$—	$—	$(32,404)

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March 31, 2014

Notes to Financial Statements — continued

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$82,295,377	$—	$82,295,377
Miscellaneous	—	—	517,800	517,800

Total Investments	$—	$82,295,377	$517,800	$82,813,177

Pennsylvania Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$52,513,121	$—	$52,513,121

Total Investments	$—	$52,513,121	$—	$52,513,121

Futures Contracts	$12,601	$—	$—	$12,601

Total	$12,601	$52,513,121	$—	$52,525,722

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the year in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

13  Plan of Reorganization

In December 2013, the Trustees of Pennsylvania Limited Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund) would acquire substantially all the assets and assume substantially all the liabilities of Pennsylvania Limited Fund in exchange for shares of National Limited Fund. The proposed reorganization was approved by the shareholders of the Pennsylvania Limited Fund on May 9, 2014. Subject to the satisfaction of the conditions of the Agreement, the transaction is expected to occur no later than June 30, 2014.

45

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2014

46

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Massachusetts Limited Maturity Municipal Income Fund	99.96%
New York Limited Maturity Municipal Income Fund	99.97%
Pennsylvania Limited Maturity Municipal Income Fund	100.00%

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Eaton Vance

Limited Maturity Municipal Income Funds

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Allen R. Freedman 1940	Trustee	2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(2) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(3) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Mosley) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Equity Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(3)	Effective January 1, 2014, Ms. Mosley was appointed as a Trustee of the Trust.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442    3.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Floating-Rate Municipal Income Fund (formerly, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund), Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance National Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund, and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2013 and March 31, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Floating-Rate Municipal Income Fund

(formerly, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund)

Fiscal Years Ended	03/31/13	03/31/14
Audit Fees	$29,100	$30,450

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,390	$8,490

All Other Fees(3)	$0	$0

Total	$37,490	$38,940

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/13	03/31/14
Audit Fees	$30,930	$31,730

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,390	$8,490

All Other Fees(3)	$0	$0

Total	$39,320	$40,220

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/13	03/31/14
Audit Fees	$50,700	$50,600

Audit-Related Fees(1)	$0	$3,075

Tax Fees(2)	$10,740	$10,840

All Other Fees(3)	$0	$0

Total	$61,440	$64,515

Eaton Vance New York Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/13	03/31/14
Audit Fees	$34,730	$35,080

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,590	$8,690

All Other Fees(3)	0	0

Total	$43,320	$43,770

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/13	03/31/14
Audit Fees	$29,100	$29,900

Audit-Related Fees(1)	$0	$3,075

Tax Fees(2)	$8,390	$8,490

All Other Fees(3)	$0	$0

Total	$37,490	$41,465

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at 3/31/2014, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/13	03/31/14
Audit Fees	$174,560	$177,760

Audit-Related Fees(1)	$0	$6,150

Tax Fees(2)	$44,500	$45,000

All Other Fees(3)	$0	$0

Total	$219,060	$228,910

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/13	03/31/14
Registrant(1)	$44,500	$51,150

Eaton Vance(2)	$315,149	$394,075

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics.
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 13, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 13, 2014